Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

6. Leases

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2028. Some operating leases also contain the option to renew for five-year periods at prevailing market rates at the time of renewal. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the unaudited consolidated balance sheets. For certain leases the Company receives lease incentives, such as tenant improvement allowances, and records those as adjustments to operating lease right-of-use assets and operating leases liabilities on the unaudited condensed consolidated balance sheets and amortize the lease incentives on a straight-line basis over the lease term as an adjustment to rent expense. Rent expense was $3.1 million and $2.1 million for the three months ended March 31, 2019 and 2018, respectively.

As of March 31, 2019, the Company had recorded operating lease liabilities of $37.5 million and operating lease right-of-use assets of $33.1 million.  During the three months ended March 31, 2019, operating cash outflows relating to operating lease liabilities was $1.8 million and operating lease right-of-use assets obtained in exchange for new operating lease obligations was $1.0 million.  As of March 31, 2019, the Company’s operating leases had a weighted-average remaining term of 6.4 years and weighted-average discount rate of 7.4%.  Excluded from the measurement of operating lease liabilities and operating lease right-of-use assets were certain warehouse and distribution contracts that either qualify for the short-term lease recognition exception and/or do not give the Company the right to control the warehouse and/or distribution facilities underlying the contract.

The future payments on the Company’s operating lease liabilities were as follows:

As of March 31, 2019
Remaining 2019	$6,058
2020	8,232
2021	7,155
2022	6,028
2023	6,285
Thereafter	14,032
Total lease payments	47,790
Less: imputed interest	(10,288)
Total	$37,502

In addition, in the first quarter of 2019, the Company entered into a ten-year lease of a retail location that commenced on April 1, 2019.  The lease includes total base rent of approximately $21.1 million to be paid over the lease term, subject to certain abatement provisions, as well as certain variable costs.